Annual Total Returns - FidelityInternationalBondIndexFund-PRO - FidelityInternationalBondIndexFund-PRO - Fidelity International Bond Index Fund	Mar. 01, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 10, 2019
Fidelity International Bond Index Fund
Bar Chart Table:
Annual Return 2020	4.33%
Annual Return 2021	(1.74%)
Annual Return 2022	(10.84%)
Annual Return 2023	7.48%